Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Attributable to owners of the Company Fab Nutrition, LLC (FABCBD)	Attributable to owners of the Company NuLeaf Naturals, LLC	Attributable to owners of the Company Bud Room Inc.	Attributable to owners of the Company Boreal Cannabis Company	Attributable to owners of the Company Crossroads Cannabis	Attributable to owners of the Company Choom	Attributable to owners of the Company Bud Heaven	Attributable to owners of the Company Jimmy's Cannabis	Attributable to owners of the Company At the market offering	Attributable to owners of the Company	Share capital Fab Nutrition, LLC (FABCBD)	Share capital NuLeaf Naturals, LLC	Share capital Bud Room Inc.	Share capital Boreal Cannabis Company	Share capital Crossroads Cannabis	Share capital Choom	Share capital Bud Heaven	Share capital Jimmy's Cannabis	Share capital At the market offering	Share capital	Warrants	Contributed surplus Bud Room Inc.	Contributed surplus	Equity portion of convertible debt	Accumulated other comprehensive income (loss)	Accumulated deficit Fab Nutrition, LLC (FABCBD)	Accumulated deficit NuLeaf Naturals, LLC	Accumulated deficit	NCI Fab Nutrition, LLC (FABCBD)	NCI NuLeaf Naturals, LLC	NCI	Fab Nutrition, LLC (FABCBD)	NuLeaf Naturals, LLC	Bud Room Inc.	Boreal Cannabis Company	Crossroads Cannabis	Choom	Bud Heaven	Jimmy's Cannabis	At the market offering	Total
Opening balance at Oct. 31, 2021										$ 147,209										$ 208,904	$ 10,724		$ 15,162	$ 859	$ (648)			$ (87,792)			$ 4,795										$ 152,004
Acquisition of subsidiary	$ 313	$ 27,201	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986				$ 313	$ 35,527	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986										$ (8,326)			$ 1,726		$ 313	$ 28,927	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986
Equity portion of convertible debentures										(142)														(142)																	(142)
Warrants exercised										4,346										4,352	(6)																				4,346
Vesting Of RSUs																				247			(247)
Issued warrants										5,052											5,052																				5,052
Shares issued through equity financing									$ 8,807	6,768									$ 8,807	6,768																				$ 8,807	6,768
Daily High Club Escrow cancellation										(53)										(53)																					(53)
Smoke Cartel Earnout										940										940																					940
Issued to pay fees in shares										100										100																					100
Share-based compensation										8,080													8,080																		8,080
Share issuance costs										(974)										(974)																					(974)
Exercise options										309										526			(217)																		309
Warrants expired																					(273)		273
Partner distributions																															(1,961)										(1,961)
Cumulative translation adjustment										6,313															6,313																6,313
Net (loss) gain for the period										(71,975)																		(71,975)			1,123										(70,848)
Closing balance at Oct. 31, 2022										156,350										279,513	15,497		23,051	717	5,665			(168,093)			5,683										162,033
Acquisition of subsidiary	$ 2,198							$ 4,932			$ 729							$ 4,932								$ 1,469			$ (1,469)			$ 729							$ 4,932
Shares issued through equity financing										2,442									$ 2,442	2,442																					2,442
Issued to pay fees in shares		$ 278										$ 278								278													$ 278
Share-based compensation			$ 5,034																			$ 5,034												$ 5,034
Share issuance costs										(28)										(28)																					(28)
Exercise options										68										161			(93)																		68
Warrants expired																					(2,757)		2,757
Partner distributions																															(462)										(462)
Cumulative translation adjustment										2,027															2,027																2,027
Adjustment for Foreign exchange on impairment										(2,435)															(2,435)																(2,435)
Net (loss) gain for the period										(39,310)																		(39,310)			(1,642)										(40,952)
Closing balance at Oct. 31, 2023										$ 131,556										$ 288,027	$ 12,740		$ 30,749	$ 717	$ 5,257			$ (205,934)			$ 2,110										$ 133,666